Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
(a)Basis of Presentation
The Plan prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which include the application of accrual accounting.
(b)Investment Valuation
The value of the investments held at December 31, 2025 and 2024 are stated at fair value with the exception of the fully benefit-responsive investment contracts. Shares of mutual funds are valued at quoted market prices, which represent the net asset values of shares held by the Plan at year-end. Common stock is valued based upon quoted market prices.

Corporate bonds are valued at fair value using quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets and liabilities in markets that are not active, inputs that are observable for the asset or liability that are not prices (such as interest rates and credit risks), or unobservable inputs based upon management’s best estimate of inputs market participants could use in pricing the asset or liability.

U.S. Government and other securities are valued at fair value using quoted prices for identical assets and liabilities in active markets, quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets and liabilities in markets that are not active, or inputs that are observable for the asset or liability that are not prices (such as interest rates and credit risks).

Common collective trust funds are valued at the net asset value (“NAV”) and reported by the respective funds at each valuation date.

The Plan invests in fully benefit-responsive synthetic guaranteed investment contracts (“synthetic GICs”) which are investment contracts issued by an insurance company, or other financial institution, backed by a portfolio of bonds that are owned by the Plan. Contract value is the relevant measurement attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. The contract value of the fully benefit-responsive investment contracts represents contributions plus earnings, less participant withdrawals and administrative expenses.

Refer to Note 3 for further information related to the valuation of investments.

(c)Benefits Paid
Distributions of benefits are recorded when paid.

(d)Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of changes in net assets available for benefits during the reporting period. Actual results could differ from those estimates.

(e)Accrual Basis of Accounting
The Plan utilizes the accrual basis of accounting.

(f)Investment Income
Dividend and interest income is recorded when earned. Net appreciation and depreciation include the Plan’s gains and losses on investments bought and sold as well as held at the end of the year.

(g)Purchases and Sales of Securities
Purchases and sales of securities are made on a trade-date basis. Due to timing of settlements, there may be pending transactions as of the financial statement date that result in a receivable or payable to the Plan.

(h)Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Notes receivable are collateralized by the participant’s account balance and bear interest at a market rate (Prime + 1%). If a participant ceases to make loan repayments, the outstanding loan balance will be deemed defaulted and result in a taxable event to the participant.